Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel	€ 15.5	€ 20.8	€ 24.1
Share-based payment, ordinary shares (in shares)			4,534
Management Board
Disclosure of transactions between related parties [line items]
Fixed compensation	2.9	2.2	€ 1.9
Short-term incentive – first installment	0.6	0.6	0.5
Short-term incentive – second installment	0.7	1.2	0.6
Other performance-related variable compensation	0.1	0.0	0.0
Share-based payments (incl. long-term incentive)	10.7	16.4	20.7
Total compensation paid to key management personnel	15.0	20.4	23.7
Management Board | Jens Holstein
Disclosure of transactions between related parties [line items]
One time signing bonus	€ 0.8	€ 0.8
Phantom shares awarded (in shares)	4,246	4,246
ADS share price, maximum percentage of cash payment	800.00%
Maximum value of phantom shares	€ 6.4
Supervisory Board
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel	€ 0.5	€ 0.4	€ 0.4